Long Term Debt - Debt Obligations (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Unamortized debt issuance costs		$ (15,912)	$ (16,740)
Total long-term debt		1,012,064	770,545
Senior Notes [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs		(10,936)	(12,455)
2.0 Billion Revolving Credit Facility Due June 2019 [Member]
Debt Instrument [Line Items]
Credit facility		423,000	183,000
Unamortized debt issuance costs		(4,976)	(4,285)
5.875% Senior Unsecured Notes Due July 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	[1],[2]	$ 600,000	$ 600,000

[1]	(1)The estimated fair value of this fixed-rate debt was $525.0 million and $534.0 million at December 31, 2015 and 2014, respectively.
[2]	(2)The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.